INVESTMENTS (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Short-term Investments [Abstract]
Debt securities, Held to maturity	$ 718,517		$ 28,330
Debt securities, Available-for-sale	168,091		21,769
Equity securities	75,533		76,000
Short-term Investments	962,141		126,099
Long-term Investments [Abstract]
Debt securities, Held to maturity	67,463		68,854
Debt securities, Available-for-sale	45,385		5,276
Equity securities	42,684		21,419
Equity method investments	108,848		94,933
Investments carried at fair value	21,992		0
Long-term Investments	286,372		$ 190,482
Marketable securities, unrealized fair value loss	$ (21,118)	$ 0